UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                         FORM 13-F

                    FORM 13-F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2004

 Check here if Amendment   [ ]; Amendment Number:
 This Amendment (Check only one):   [ ] is a restatement.
                                    [ ] adds new holdings.

 Institutional Investment Manager Filing this Report:

 Name:          GEORGE WEISS & CO., LLC
 Address:       One State Street
                Hartford, CT  06103

 13F File Number: 28-7188

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

 Person Signing this Report of Behalf of Reporting Manager:

 Name:  Steven C. Kleinman
 Title: Senior Vice President
 Phone: (860) 240-8900

 Signature, Place and Date of Signing:
   Steven C. Kleinman  Hartford, CT  November 11, 2004.

 Report Type (Check only one):

 [ ]  13F HOLDINGS REPORT.
 [X]  13F NOTICE.
 [ ]  13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 -------------------- ------------------------------------------------------
 28-7186              GEORGE A. WEISS

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:                0
 Form 13F Information Table Entry Total            0
 Form 13F Information Table Value Total            0

 List of Other Included Managers:
 No.    Form 13F File Number Name
 ------ -------------------- -----------------------------------------------
 0

                                Title of                 Value             Investment Other              Voting Authority
 Name of Issuer                 Class     CUSIP      (x $1000)      Shares Discretion Managers        Sole      Shared        None
 ------------------------------ --------- ---------- --------- ----------- ---------- -------- ----------- ----------- -----------